SEI Exchange Traded Funds

Statement of Certification

Pursuant to Rule 497(j)

SEI Exchange Traded Funds (the “Trust”) hereby certifies that, to the best of its knowledge, the form of the Statement of Additional Information dated January 31, 2026, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-260611 and 811-23754), which was filed electronically on January 28, 2026 (Accession No. 0001104659-26-007485).

SEI Exchange Traded Funds

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	February 5, 2026